SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 21. SUBSEQUENT EVENTS

        On February 15, 2012, the Board authorized and declared a cash dividend for the first quarter of 2012 of $0.11 per share of common stock, payable on or about March 30, 2012 to stockholders of record as of the close of business on March 15, 2012.

        The share repurchase program described above in Note 13, "Stockholders' Equity," was largely completed in December 2011, and concluded in January 2012. In total, 2.4 million shares were repurchased for $67.5 million. In February 2012, the Board approved a repurchase program for up to 1.0 million shares of Class A common stock over the forthcoming year.